Revenue Recognition (Details Narrative) (10Q) - Bellco [Member] $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019 USD ($) Products $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Products $ / shares	Dec. 31, 2017 USD ($)	Jan. 02, 2018 USD ($)
Number of units under first tier royalty receivable | Products	125,000		125,000
First tier royalty per unit	$ 2.10		$ 2.10
Second tier royalty per unit	$ 1.50		$ 1.50
License Agreement [Member]
Cumulative effect adjusted to accumulated deficit | $					$ 278
Royalty income | $	$ 26	$ 27	$ 101	$ 140
EURO Currency [Member]
First tier royalty per unit			$ 1.75
Second tier royalty per unit			$ 1.25